Segment Information - Geographical segment information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographical segment information
Revenue	$ 73,767,930	$ 75,526,609	$ 73,915,432
Assets	262,670,257	299,107,531
Additions to Property, Plant and Equipment	14,708,016	17,315,387	23,267,847
Mexico
Geographical segment information
Revenue	72,629,706	73,845,741	72,076,755
Additions to Property, Plant and Equipment	14,565,065	17,102,445	22,859,403
Other countries
Geographical segment information
Revenue	1,138,224	1,680,868	1,838,677
Additions to Property, Plant and Equipment	142,951	212,942	408,444
Operating segment
Geographical segment information
Revenue	73,767,930	75,526,609	73,915,432
Assets	158,281,619	162,661,613	246,925,110
Additions to Property, Plant and Equipment	14,708,016	17,315,387	23,267,847
Operating segment | Mexico
Geographical segment information
Assets	144,856,678	149,520,957	230,559,883
Operating segment | Other countries
Geographical segment information
Assets	$ 13,424,941	$ 13,140,656	$ 16,365,227